Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	35
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,424,799,288.20	51,620		57.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,050,000.00	1.84512%		December 15, 2020
Class A-2a Notes	$357,580,000.00	1.88%		July 15, 2022
Class A-2b Notes	$75,000,000.00	3.00771%	*	July 15, 2022
Class A-3 Notes	$432,470,000.00	1.87%		March 15, 2024
Class A-4 Notes	$130,990,000.00	1.93%		April 15, 2025
Class B Notes	$39,480,000.00	2.13%		May 15, 2025
Class C Notes	$26,320,000.00	2.25%		May 15, 2026
Total	$1,315,890,000.00
		* One-month LIBOR + 0.19%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$712,051.24

Principal:
Principal Collections	$12,470,226.72
Prepayments in Full	$5,392,428.57
Liquidation Proceeds	$33,587.91
Recoveries	$13,834.13
Sub Total	$17,910,077.33
Collections	$18,622,128.57

Purchase Amounts:
Purchase Amounts Related to Principal	$107,518.73
Purchase Amounts Related to Interest	$349.26
Sub Total	$107,867.99

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$18,729,996.56

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	35
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$18,729,996.56
Servicing Fee	$261,696.42	$261,696.42	$0.00	$0.00	$18,468,300.14
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$18,468,300.14
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$18,468,300.14
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$18,468,300.14
Interest - Class A-3 Notes	$104,387.16	$104,387.16	$0.00	$0.00	$18,363,912.98
Interest - Class A-4 Notes	$210,675.58	$210,675.58	$0.00	$0.00	$18,153,237.40
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,153,237.40
Interest - Class B Notes	$70,077.00	$70,077.00	$0.00	$0.00	$18,083,160.40
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,083,160.40
Interest - Class C Notes	$49,350.00	$49,350.00	$0.00	$0.00	$18,033,810.40
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,033,810.40
Regular Principal Payment	$16,385,824.01	$16,385,824.01	$0.00	$0.00	$1,647,986.39
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,647,986.39
Residual Released to Depositor	$0.00	$1,647,986.39	$0.00	$0.00	$0.00
Total		$18,729,996.56

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$16,385,824.01
Total					$16,385,824.01

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$16,385,824.01	$37.89	$104,387.16	$0.24	$16,490,211.17	$38.13
Class A-4 Notes	$0.00	$0.00	$210,675.58	$1.61	$210,675.58	$1.61
Class B Notes	$0.00	$0.00	$70,077.00	$1.78	$70,077.00	$1.78
Class C Notes	$0.00	$0.00	$49,350.00	$1.88	$49,350.00	$1.88
Total	$16,385,824.01	$12.45	$434,489.74	$0.33	$16,820,313.75	$12.78

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	35

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$66,986,410.62	0.1548926	$50,600,586.61	0.1170037
Class A-4 Notes	$130,990,000.00	1.0000000	$130,990,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$263,776,410.62	0.2004548	$247,390,586.61	0.1880025

Pool Information
Weighted Average APR	2.651%	2.647%
Weighted Average Remaining Term	29.30	28.50
Number of Receivables Outstanding	21,565	20,906
Pool Balance	$314,035,702.20	$295,895,409.50
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$291,515,149.22	$274,857,220.82
Pool Factor	0.2204070	0.2076752

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,743.29
Yield Supplement Overcollateralization Amount	$21,038,188.68
Targeted Overcollateralization Amount	$48,504,822.89
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$48,504,822.89

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,743.29
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,743.29
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,743.29

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	35
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		47	$136,530.77
(Recoveries)		53	$13,834.13
Net Loss for Current Collection Period			$122,696.64
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4689%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.0592%
Second Prior Collection Period			0.7012%
Prior Collection Period			0.7683%
Current Collection Period			0.4828%
Four Month Average (Current and Prior Three Collection Periods)			0.4733%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,504	$7,197,343.53
(Cumulative Recoveries)			$1,926,905.19
Cumulative Net Loss for All Collection Periods			$5,270,438.34
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3699%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,874.34
Average Net Loss for Receivables that have experienced a Realized Loss			$2,104.81

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.16%	181	$3,434,777.70
61-90 Days Delinquent	0.13%	21	$395,411.75
91-120 Days Delinquent	0.02%	2	$45,778.83
Over 120 Days Delinquent	0.10%	11	$303,613.35
Total Delinquent Receivables	1.41%	215	$4,179,581.63

Repossession Inventory:
Repossessed in the Current Collection Period		3	$38,070.49
Total Repossessed Inventory		9	$161,874.53

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1931%
Prior Collection Period			0.1484%
Current Collection Period			0.1626%
Three Month Average			0.1681%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2517%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	35

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	71	$1,367,942.98
2 Months Extended	55	$1,131,079.31
3+ Months Extended	10	$171,561.53

Total Receivables Extended	136	$2,670,583.82

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer